Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 137,840	$ 21,125	¥ 321,662		¥ 61,519
Total current assets	424,461	65,051	428,513
Non-current assets:
Total non-current assets	60,088	9,209	20,900
Total assets	484,549	74,260	449,413
Current liabilities:
Accrued expenses and other liabilities	81,578	12,502	53,310
Total current liabilities	158,047	24,221	95,598
Total liabilities	206,849	31,700	134,058
SHAREHOLDERS' EQUITY
Statutory reserves	1,035	159	1,035
Accumulated other comprehensive income	1,950	299	10,195
Accumulated deficit	(808,038)	(123,837)	(720,419)
Total shareholders' equity	277,700	42,560	315,355	$ 42,560	(542,317)	¥ (489,877)
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Common stock	44	7	44
Total shareholders' equity	44	7	44
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Common stock	28	4	28
Total shareholders' equity	28	4	28
Parent Company [Member]
Current assets:
Cash and cash equivalents	10,801	1,655	85,908	$ 13,166	¥ 6,248	¥ 18,763
Total current assets	10,801	1,655	85,908
Non-current assets:
Investments in subsidiaries, the VIE and subsidiaries of the VIE	268,331	41,124	242,058
Total non-current assets	268,331	41,124	242,058
Total assets	279,132	42,779	327,966
Current liabilities:
Accrued expenses and other liabilities	2,814	431	16,392
Total current liabilities	2,814	431	16,392
Total liabilities	2,814	431	16,392
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,081,299	165,716	1,020,691
Statutory reserves	1,035	159	1,035
Accumulated other comprehensive income	1,950	299	10,195
Accumulated deficit	(808,038)	(123,837)	(720,419)
Total shareholders' equity	276,318	42,348	311,574
Parent Company [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Common stock	44	7	44
Parent Company [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Common stock	¥ 28	$ 4	¥ 28